Filed pursuant to Rule 497(a)

File No. 333-204915

Rule 482ad

FROM:
Newtek Business Services Corp.
http://www.thesba.com
Investor Relations
Contact: Jayne Cavuoto
Telephone: (212) 273-8179 / jcavuoto@thesba.com
Public Relations
Contact: Simrita Singh
Telephone: (212) 356-9566 / ssingh@thesba.com

Newtek Business Services Corp. Prices Public Offering of 2,000,000 Shares of Common Stock

New York - October 8, 2015 – Newtek Business Services Corp. (Nasdaq Global Market: NEWT) (“Newtek”) announced today that it has priced an underwritten offering of 2,000,000 shares of common stock at a public offering price of $16.50, raising expected total gross proceeds of approximately $33 million. Keefe, Bruyette & Woods, Inc., Raymond James & Associates, Inc. and JMP Securities LLC are acting as joint bookrunners for this offering, and Ladenburg Thalmann & Co. Inc. and Compass Point Research & Trading, LLC are acting as co-managers.

The closing of the transaction is subject to customary closing conditions, and the shares are expected to be delivered on or about October 15, 2015. Newtek has granted the underwriters a 30-day option to purchase up to an additional 300,000 shares of Newtek’s common stock.

This offering is being made pursuant to an effective shelf registration statement and related prospectus and preliminary prospectus supplement filed by Newtek with the Securities and Exchange Commission (the “SEC”). This press release shall not constitute an offer to sell or the solicitation of an offer to buy any securities nor will there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such jurisdiction.

Filed pursuant to Rule 497(a)

File No. 333-204915

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Investors are advised to carefully consider the investment objective, risks, charges and expenses of Newtek before investing. The preliminary prospectus supplement dated October 7, 2015 and the accompanying prospectus dated August 19, 2015, which have been filed with the Securities and Exchange Commission, contain this and other information about Newtek and should be read carefully before investing.

The information in the preliminary prospectus supplement, the accompanying prospectus and this press release is not complete and may be changed. This press release is not an offer to sell any securities of Newtek and is not soliciting an offer to buy such securities in any state where such offer and sale is not permitted.

The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus, copies of which may be obtained from: Keefe, Bruyette & Woods, Inc., 787 Seventh Avenue, Fourth Floor, New York, New York 10019, telephone: 1-800-966-1559, email: uscapitalmarkets@kbw.com; Raymond James & Associates, Inc., 880 Carillon Parkway, St. Petersburg, FL 33716; 800-248-8863; prospectus@raymondjames.com; JMP Securities LLC, 600 Montgomery Street, Suite 1100, San Francisco, CA 94111, telephone: (415) 835-8900, e-mail: ccornell@jmpsecurities.com.

ABOUT NEWTEK

Newtek Business Services Corp., The Small Business Authority®, is an internally managed business development company, which along with its controlled portfolio companies, provides a wide range of business services and financial products under the Newtek® brand to the small- and medium-sized business (“SMB”) market. Since 1999, Newtek has provided state-of-the-art, cost-efficient products and services and efficient business strategies to over 100,000 SMB accounts across all 50 States to help them grow their sales, control their expenses and reduce their risk.

Filed pursuant to Rule 497(a)

File No. 333-204915

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Newtek’s products and services include: Business Lending, Electronic Payment Processing, Managed Technology Solutions (Cloud Computing), eCommerce, Accounts Receivable Financing, The Secure Gateway, The Newtek Advantage™, Insurance Services, Web Services, Data Backup, Storage and Retrieval and Payroll. The Small Business Authority® is a registered trademark of Newtek Business Services Corp., and neither are a part of or endorsed by the U.S. Small Business Administration.

FORWARD-LOOKING STATEMENTS

Statements included herein may constitute “forward-looking statements,” which relate to future events, future performance or financial condition. These statements are not guarantees of future performance, condition or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in Newtek’s filings with the SEC. The forward-looking statements contained in this release are made as of the date hereof, and Newtek undertakes no duty to update any forward-looking statements made herein for subsequent events.

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